UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DKR Oasis Management Company L.P.
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Address:   1281 East Main Street
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           Stamford, CT 06902
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Form 13F File Number:  28-13553
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip M. Meyer
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Title:     Chief Compliance Officer and Legal Counsel
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Phone:     +852.2847.7708
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Signature, Place, and Date of Signing:

       /s/  Phillip M. Meyer         Hong Kong          November 5, 2010
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              1
                                               -------------

Form 13F Information Table Value Total:             $3
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                                                (thousands)


List of Other Included Managers:  NONE


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           COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                             VOTING AUTHORITY
                                   TITLE                   VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
        NAME OF ISSUER            OF CLASS       CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER    SOLE      SHARED      NONE
SEANERGY MARITIME HLDGS CORP  *W EXP 09/24/201 Y73760111        3   99,900 PRN         SOLE              99,900

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